Related party transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Associates
Related party transactions
Sales of goods and services	€ 27	€ 19	€ 37
Purchase of goods and services	3	1	90
Trade balances owed by	1	4
Trade balances owed to	3	2	1
Joint arrangements
Related party transactions
Sales of goods and services	242	194	19
Purchase of goods and services	192	199	183
Net interest income receivable	96	120	87
Trade balances owed by	193	107	158
Trade balances owed to	25	28	15
Other balances owed by	997	1,328	1,209
Other balances owed to	€ 169	€ 150	€ 127